Notes to the Balance Sheet - Summary of Financial Assets from Collaborations (Details) - Level 3 of fair value hierarchy [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Assets from Collaborations [Line Items]
Fair value of the financial asset	€ 0	€ 16,730	€ 42,870
Additions	0	0
Cash Receipts	(23,768)	(40,004)
Other Financial Assets	€ 7,038	€ 13,864